Exhibit 99.12 Schedule 1

Mock ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM DTI/Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
40000000001		XXXXXXX	XX/XX/XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No	Not Tested	No	No	No	No	No	No	No		0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$XXXXXX	N/A	Employed		No		Yes	Present
40000000002		XXXXXXX	XX/XX/XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No		No	No	Not Tested	No	No	No	No	No	No	No	No	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$XXXXXX	N/A	Employed		No		Yes	Present
40000000003		XXXXXXX	XX/XX/XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No		Not Tested	Yes	Not Tested	No	No	No	No	No	No	No	Not Tested	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$XXXXXX	N/A	Employed		No		Yes	Present